John Hancock
Infrastructure Fund
Quarterly portfolio holdings 1/31/2025

Fund’s investments
As of 1-31-25 (unaudited)
	Shares	Value
Common stocks 98.1%		$512,494,560
(Cost $410,639,307)
Brazil 3.3%		17,166,153
Cia de Saneamento Basico do Estado de Sao Paulo	1,060,800	17,166,153
Canada 3.7%		19,467,196
Canadian National Railway Company	127,569	13,326,126
Pembina Pipeline Corp.	170,132	6,141,070
China 1.5%		7,721,920
ENN Energy Holdings, Ltd.	1,134,400	7,721,920
France 6.9%		36,255,507
Engie SA	1,091,889	18,024,775
Vinci SA	168,471	18,230,732
Germany 5.2%		26,878,278
E.ON SE	1,368,288	16,207,116
RWE AG	344,356	10,671,162
Hong Kong 1.8%		9,638,079
CK Hutchison Holdings, Ltd.	1,913,954	9,638,079
Italy 2.8%		14,827,569
Enel SpA	2,086,131	14,827,569
Japan 7.5%		39,352,314
KDDI Corp.	441,000	14,692,352
Nippon Telegraph & Telephone Corp.	12,396,475	12,203,716
The Kansai Electric Power Company, Inc.	1,129,022	12,456,246
Singapore 1.6%		8,306,454
Singapore Telecommunications, Ltd.	3,399,600	8,306,454
South Korea 2.8%		14,573,026
KT Corp.	227,460	7,466,577
SK Telecom Company, Ltd.	186,623	7,106,449
Spain 6.1%		31,783,740
Aena SME SA (A)	91,637	19,734,959
Iberdrola SA	837,192	11,830,830
Iberdrola SA (B)(C)	15,423	217,951
United Kingdom 3.5%		18,392,912
National Grid PLC	1,516,160	18,392,912
United States 51.4%		268,131,412
American Electric Power Company, Inc.	183,270	18,026,437
American Tower Corp.	74,324	13,746,224
Atmos Energy Corp.	130,985	18,666,672
Berkshire Hathaway, Inc., Class B (B)	34,800	16,309,716
Cheniere Energy, Inc.	69,542	15,553,068
Dominion Energy, Inc.	285,023	15,844,429
Duke Energy Corp.	126,793	14,199,548
Exelon Corp.	372,318	14,892,720
ONE Gas, Inc.	164,480	11,618,867
ONEOK, Inc.	171,592	16,673,595
PPL Corp.	452,108	15,190,829
Public Service Enterprise Group, Inc.	123,228	10,294,467
2	JOHN HANCOCK INFRASTRUCTURE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
United States (continued)
Sempra	275,098	$22,813,877
Targa Resources Corp.	116,196	22,867,373
The Williams Companies, Inc.	414,331	22,966,366
WEC Energy Group, Inc.	186,049	18,467,224

	Yield (%)	Shares	Value
Short-term investments 1.2%			$6,220,938
(Cost $6,220,942)
Short-term funds 0.0%			220,938
John Hancock Collateral Trust (D)	4.2301(E)	22,086	220,938

	Par value^	Value
Repurchase agreement 1.2%		6,000,000

Royal Bank of Scotland Tri-Party Repurchase Agreement dated 1-31-25 at 4.330% to be repurchased at $6,002,165 on 2-3-25, collateralized by $6,238,900 U.S. Treasury Notes, 4.000% due 2-15-34 (valued at $6,120,090)	6,000,000	6,000,000

Total investments (Cost $416,860,249) 99.3%	$518,715,498
Other assets and liabilities, net 0.7%	3,415,190
Total net assets 100.0%	$522,130,688

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 1-31-25. The value of securities on loan amounted to $209,708.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 1-31-25.
The fund had the following sector composition as a percentage of net assets on 1-31-25:
Utilities	55.1%
Energy	16.2%
Industrials	11.6%
Communication services	9.5%
Financials	3.1%
Real estate	2.6%
Short-term investments and other	1.9%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INFRASTRUCTURE FUND	3

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of January 31, 2025, by major security category or type:
	Total value at 1-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Brazil	$17,166,153	$17,166,153	—	—
Canada	19,467,196	19,467,196	—	—
China	7,721,920	—	$7,721,920	—
France	36,255,507	—	36,255,507	—
Germany	26,878,278	—	26,878,278	—
Hong Kong	9,638,079	—	9,638,079	—
Italy	14,827,569	—	14,827,569	—
Japan	39,352,314	—	39,352,314	—
Singapore	8,306,454	—	8,306,454	—
South Korea	14,573,026	—	14,573,026	—
Spain	31,783,740	—	31,783,740	—
United Kingdom	18,392,912	—	18,392,912	—
United States	268,131,412	268,131,412	—	—
Short-term investments	6,220,938	220,938	6,000,000	—
Total investments in securities	$518,715,498	$304,985,699	$213,729,799	—
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Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates.  Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	22,086	—	$43,432,230	$(43,210,197)	$(1,091)	$(4)	$868	—	$220,938
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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